Amount Due from / to Related Parties	12 Months Ended
Dec. 31, 2025
Amount Due from / to Related Parties [Abstract]
AMOUNT DUE FROM / TO RELATED PARTIES

6. AMOUNT DUE FROM / TO RELATED PARTIES

Amount due from / to related parties consists of the following:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$
Due from related parties
- Jeneric Holdings Pte. Ltd. *	-	-	2,698,907	1,552,426
- Jebs Enterprise Pte. Ltd. *	-	-	-	777,600
	-	-	2,698,907	2,330,026

Due to related parties
- Jeneric Holdings Pte. Ltd. *	-	-	-	399,117
- Jebs Enterprise Pte. Ltd. *	-	-	55,400	66,960
	-	-	55,400	466,077

*	A company in which Mr. Goh Kwang Yong is a common director.

The amounts are unsecured, interest-free and repayable on demand.

The amount due from related parties is considered to have low risk of default.